Regulatory and Agency Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory and Agency Capital Requirements (Tables) [Abstract]
Regulatory And Agency Capital Requirements

	Wells Fargo & Company		Wells Fargo Bank, N.A.		Well-	Minimum
	December 31,				capitalized	capital
(in billions, except ratios)	2013	2012	2013	2012	ratios (1)	ratios (1)
Regulatory capital:
Tier 1	$140.7	126.6	110.0	101.3
Total	176.2	157.6	136.4	124.8

Assets:
Risk-weighted	$1,141.5	1,077.1	1,057.3	1,002.0
Adjusted average (2)	1,466.7	1,336.4	1,324.0	1,195.9

Capital ratios:
Tier 1 capital	12.33%	11.75	10.40	10.11	6.00	4.00
Total capital	15.43	14.63	12.90	12.45	10.00	8.00
Tier 1 leverage (2)	9.60	9.47	8.31	8.47	5.00	4.00

  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
  The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.